Net Income - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Interest Costs [Abstract]
Interest on bonds payable	$ 132		$ 46	$ 0
Interest on lease liabilities	69		80	85
Interest paid to financial institutions	16		79	17
Others	1		1	2
Interest expenses	$ 218	$ 8	$ 206	$ 104